Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues
Land	$ 524,095	$ 354,822
Housing	483,990	599,352
Total revenues	1,008,085	954,174
Direct Cost of Sales
Land	(326,712)	(194,313)
Housing	(413,429)	(492,968)
Total direct cost of sales	(740,141)	(687,281)
Selling, general and administrative expense	(101,030)	(99,206)
Equity in earnings / (loss) from unconsolidated entities	4,119	(261)
Depreciation	(3,544)	(3,107)
Interest expense	(37,077)
Other (expense) / income	(252)	25,111
Income Before Income Taxes	130,160	189,430
Current income tax expense	(22,240)	(42,782)
Deferred income tax expense	(103,085)	(15,633)
Net Income	4,835	131,015
Unrealized foreign exchange gain / (loss) on:
Translation of the net investment in Canadian subsidiaries	(13,648)	35,209
Translation of the Canadian dollar denominated debt designated as a hedge of the net investment in Canadian subsidiaries	24,768
Comprehensive Income	15,955	166,224
Net income / (loss) attributable to:
Consolidated	4,835	131,015
Non-controlling interests and other interests in consolidated subsidiaries	(2,453)	(1,464)
Brookfield Residential	7,288	132,479
Comprehensive income / (loss) attributable to:
Consolidated	15,955	166,224
Non-controlling interests and other interests in consolidated subsidiaries	(2,453)	(1,464)
Brookfield Residential	$ 18,408	$ 167,688
Common Shareholders Earnings / per Share
Basic	$ 0.07	$ 1.11
Diluted	$ 0.07	$ 1.11
Weighted Average Common Shares Outstanding (in thousands)
Basic	99,949	101,343
Diluted	100,217	101,431